DEFERRED INCOME TAX (Changes in deferred income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax [Abstract]
At the beginning of the year	$ (392,265)	$ (523,209)
Acquisition of business (Note 3)	0	13,686
Translation differences	(7,201)	(1,052)
Effect of changes in tax law	0	7,455	$ 2,028
Effect of initial inflation adjustment	(182,773)	0
Credits (Charges) directly to other comprehensive income	9,547	4,808
Deferred tax (charge) credit	232,485	106,047
At the end of the year	$ (340,207)	$ (392,265)	$ (523,209)